DUE FROM JOINT VENTURES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement1 [Line Items]
Interest income on loans and receivables	$ 983,000	$ 2,573,000	$ 4,346,000
Joint ventures [member]
Statement1 [Line Items]
Interest income on loans and receivables	$ 2,695,000	$ 9,217,000
Interest Rate	15.00%	15.00%